Debentures (Details 3)	12 Months Ended
Dec. 31, 2022
Debentures Four [Member] | Changes in Equity Attributable to Non-Controlling Shareholders
IfrsStatementLineItems [Line Items]
Annual financial index	Consolidated net debt / Consolidated ebitda Debt service coverage ratio
Limit	≤ 3.5 ≥ 1.5
Copel geracaoe transmissao SA [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Company name	Copel GeT
Contract	5th issue of Debentures
Copel geracaoe transmissao SA [member] | Debentures 5 [Member]
IfrsStatementLineItems [Line Items]
Contract	4th issue of Debentures
Copel geracaoe transmissao SA [member] | Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Contract	6th issue of Debentures
Copel geracaoe transmissao SA [member] | Debentures Three [Member]
IfrsStatementLineItems [Line Items]
Contract	7th issue of Debentures
CCEE liabilities | Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Company name	Copel DIS
Contract	4th issue of Debentures
CCEE liabilities | Debentures Three [Member]
IfrsStatementLineItems [Line Items]
Contract	5th issue of Debentures
CCEE liabilities | Debentures Foure One [Member]
IfrsStatementLineItems [Line Items]
Contract	6th issue of Debentures
CCEE liabilities | Debentures Five One [Member]
IfrsStatementLineItems [Line Items]
Contract	7th issue of Debentures
Nova Asa Branca I | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca I
Nova Asa Branca III | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca III
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
Nova Asa Branca II | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca II
Nova Eurus IV | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Eurus IV
Ventos de Santo Uriel | Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Company name	Cutia
Contract	1st issue of Debentures
Annual financial index	Debt service coverage ratio (a) [1]
Limit	≥ 1.2
Ventos de Santo Uriel | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Ventos de Santo Uriel

[1]	financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A. The contract establishes that, should the index be in the range between 1.10 and 1.20, the value of the funds invested in the Reserve Account must be complemented so that the total reaches the index of 1.20, within 2 days of the release of the financial statements.